Shareholder Report, Average Annual Return (Details) 74200172300_Putnam VT Income Fund_Class IB_TSR Annual {Class IB}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	7.25%	(1.13%)	1.89%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%